SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Insurance	$ 144,526	$ 838,445
Prepaid other	121,326	142,124
Deposits	379,766	361,646
Prepaid expenses and deposits	$ 645,618	$ 1,342,215